Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Parentheticals) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Private placement units, shares	$ 257,500	$ 257,500